Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

As of December 31, 2015	2015		2014
	Carrying value	Fair Value	Carrying value	Fair Value
Financial assets:
Cash and cash equivalents	$200,300	$200,300	$272,673	$272,673

Financial liabilities:
Bank loans	460,442	460,442	33,550	33,550
Senior Notes	73,625	36,813	73,625	57,133

Fair Value Measurements, Nonrecurring [Table Text Block]
Certain items are measured at fair value on a non-recurring basis. The table below details the portion of those items that were re-measured at fair value during 2015 and the resultant loss recorded:

	Fair Value Using
Year ended December 31, 2015	Total	Level 1	Level 2	Level 3	Total Losses
Assets held for sale	$338,048	$—	$—	$338,048	$418,521
Total	$338,048	$—	$—	$338,048	$418,521

	Fair Value Using
Year ended December 31, 2014	Total	Level 1	Level 2	Level 3	Total Losses
Assets held for sale	$43,781	$—	$—	$43,781	$55,487
Total	$43,781	$—	$—	$43,781	$55,487